T. ROWE PRICE CAPITAL APPRECIATION FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 68.7%
COMMUNICATION SERVICES 4.3%
Interactive Media & Services 4.3%
Alphabet, Class A (1)	40,828	59,837
Alphabet, Class C (1)(2)	843,226	1,239,205
Facebook, Class A (1)(2)	1,620,732	424,470
Total Communication Services		1,723,512
CONSUMER DISCRETIONARY 7.0%
Hotels, Restaurants & Leisure 3.8%
Hilton Worldwide Holdings (2)	5,076,648	433,140
Marriott International, Class A	4,908,187	454,400
Yum! Brands (2)	6,843,599	624,820
		1,512,360
Internet & Direct Marketing Retail 3.2%
Amazon.com (1)(2)	408,214	1,285,356
		1,285,356
Total Consumer Discretionary		2,797,716
CONSUMER STAPLES 1.3%
Beverages 1.3%
Keurig Dr Pepper (2)	18,646,177	514,635
Total Consumer Staples		514,635
FINANCIALS 6.8%
Banks 2.6%
PNC Financial Services Group	9,553,227	1,049,995
		1,049,995
Capital Markets 1.4%
CME Group (2)	1,853,672	310,138
Intercontinental Exchange (2)	2,420,337	242,155
		552,293

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Insurance 2.8%
Marsh & McLennan	9,678,949	1,110,175
		1,110,175
Total Financials		2,712,463
HEALTH CARE 13.7%
Health Care Equipment & Supplies 6.3%
Becton Dickinson & Company (2)	3,788,081	881,411
Boston Scientific (1)	13,988,943	534,517
Danaher	3,874,741	834,348
Envista Holdings (1)(3)	11,974,423	295,529
		2,545,805
Health Care Providers & Services 4.5%
Humana (2)	2,439,240	1,009,577
UnitedHealth Group (2)	2,627,790	819,266
		1,828,843
Life Sciences Tools & Services 2.9%
PerkinElmer (2)	3,297,829	413,911
Thermo Fisher Scientific (2)	1,663,271	734,367
		1,148,278
Total Health Care		5,522,926
INDUSTRIALS & BUSINESS SERVICES 7.4%
Commercial Services & Supplies 0.6%
Waste Connections	2,416,342	250,816
		250,816
Industrial Conglomerates 4.4%
General Electric (2)	249,943,069	1,557,145
Roper Technologies (2)	506,681	200,195
		1,757,340
Machinery 2.4%
Fortive	5,930,538	451,967
Ingersoll Rand (1)(2)	14,819,249	527,565
		979,532
Total Industrials & Business Services		2,987,688

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 16.1%
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity	5,863,713	573,119
		573,119
IT Services 7.3%
Fiserv (1)	11,257,444	1,160,080
Global Payments (2)	4,776,951	848,291
Visa, Class A (2)	4,718,234	943,505
		2,951,876
Semiconductors & Semiconductor Equipment 2.1%
NXP Semiconductors (2)	6,657,309	830,899
		830,899
Software 5.3%
Microsoft (2)	10,081,676	2,120,479
		2,120,479
Total Information Technology		6,476,373
UTILITIES 8.5%
Electric Utilities 5.2%
Alliant Energy	2,560,568	132,253
American Electric Power (2)	16,625,017	1,358,763
Exelon	11,917,731	426,178
NextEra Energy (2)	614,168	170,468
		2,087,662
Gas Utilities 0.3%
Atmos Energy	1,383,294	132,229
		132,229
Multi-Utilities 3.0%
Ameren	9,125,495	721,644
NiSource (3)	21,782,253	479,210
		1,200,854
Total Utilities		3,420,745
Total Miscellaneous Common Stocks 3.6% (4)		1,437,984
Total Common Stocks (Cost $19,989,028)		27,594,042

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PREFERRED STOCKS 1.2%
FINANCIALS 0.0%
Banking 0.0%
U.S. Bancorp, Series K, 5.50% (5)	115,537	3,119
		3,119
Financial Services 0.0%
Charles Schwab, Series D, 5.95% (5)	95,800	2,464
		2,464
Total Financials		5,583
UTILITIES 1.2%
Electric Utilities 1.0%
Alabama Power, Series A, 5.00% (5)	474,946	13,298
CMS Energy, 5.875%, 10/15/78 (3)	3,800,000	100,434
CMS Energy, 5.875%, 3/1/79 (3)	5,050,000	135,896
DTE Energy, Series E, 5.25%, 12/1/77 (3)	2,289,341	60,393
Duke Energy, 5.625%, 9/15/78 (3)	2,064,336	56,893
SCE Trust III, Series H, VR, 5.75% (5)(6)	59,939	1,335
SCE Trust IV, Series J, VR, 5.375% (3)(5)(6)	2,450,468	54,719
Total Electric Utilities		422,968
Gas & Gas Transmission 0.2%
NiSource, Series B, VR, 6.50% (3)(5)(6)	2,550,000	70,355
Total Gas & Gas Transmission		70,355
Total Utilities		493,323
Total Preferred Stocks (Cost $473,759)		498,906

CONVERTIBLE PREFERRED STOCKS 2.2%
FINANCIALS 0.1%
Banks 0.1%
Wells Fargo, Series L, 7.50% (5)	26,924	36,160
Total Financials		36,160

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
HEALTH CARE 1.0%
Health Care Equipment & Supplies 0.4%
Boston Scientific, Series A, 5.50%, 6/1/23	1,189,286	132,631
		132,631
Life Sciences Tools & Services 0.6%
Avantor, Series A, 6.25%, 5/15/22	3,485,954	252,930
		252,930
Total Health Care		385,561
INDUSTRIALS & BUSINESS SERVICES 0.2%
Machinery 0.2%
Fortive, Series A, 5.00%, 7/1/21	83,691	78,404
Total Industrials & Business Services		78,404
INFORMATION TECHNOLOGY 0.5%
Software 0.5%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$25,766 (1)(7)(8)	2,788,430	25,766
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922
(1)(7)(8)	2,141,932	183,922
Total Information Technology		209,688
UTILITIES 0.4%
Electric Utilities 0.4%
American Electric Power, 6.125%, 3/15/22	1,162,195	56,430
NextEra Energy, 5.279%, 3/1/23	2,421,673	113,673
Total Utilities		170,103
Total Convertible Preferred Stocks (Cost $795,601)		879,916

CONVERTIBLE BONDS 0.1%
Liberty Broadband, 2.75%, 9/30/50 (9)	18,402,000	19,807
Total Convertible Bonds (Cost $18,402)		19,807

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CORPORATE BONDS 9.6%
CORPORATE BONDS 9.6%
AmWINS Group, 7.75%, 7/1/26 (9)	2,985,000	3,194
Avantor, 6.00%, 10/1/24 (9)	77,440,000	80,925
Avantor Funding, 4.625%, 7/15/28 (9)	9,753,000	10,119
Bank of New York Mellon, FRN, 3M USD LIBOR + 3.42%,
3.647% (5)	43,465,000	42,596
CCO Holdings, 4.00%, 3/1/23 (9)	43,430,000	43,756
CCO Holdings, 5.00%, 2/1/28 (9)	197,338,000	207,452
CCO Holdings, 5.125%, 5/1/27 (9)	133,065,000	139,718
Cedar Fair, 5.25%, 7/15/29	71,090,000	68,246
Cedar Fair, 5.375%, 6/1/24	90,542,000	88,731
Cedar Fair, 5.375%, 4/15/27	57,260,000	56,687
Continental Airlines PTT, Series 2012-1, Class A, 4.15%,
4/11/24	9,619,007	9,352
Delta Air Lines, 4.50%, 10/20/25 (9)	57,780,000	59,297
Delta Air Lines, 4.75%, 10/20/28 (9)	37,425,000	38,875
Elanco Animal Health, 4.912%, 8/27/21	32,929,000	33,793
General Electric, Series D, VR, 5.00% (5)(6)	281,325,000	223,653
Hilton Domestic Operating, 4.25%, 9/1/24	29,090,000	29,126
Hilton Worldwide Finance, 4.625%, 4/1/25	7,500,000	7,547
Hologic, 4.375%, 10/15/25 (9)	30,520,000	31,207
HUB International, 7.00%, 5/1/26 (9)	84,612,000	87,679
KFC Holding, 4.75%, 6/1/27 (9)	145,549,000	151,917
KFC Holding, 5.00%, 6/1/24 (9)	68,920,000	70,643
KFC Holding, 5.25%, 6/1/26 (9)	104,488,000	108,537
Korn Ferry, 4.625%, 12/15/27 (9)	11,955,000	12,134
Lennox International, 3.00%, 11/15/23	6,420,000	6,775
Marriott International, 3.125%, 6/15/26	11,184,000	11,124
Marriott International, FRN, 3M USD LIBOR + 0.65%, 0.898%,
3/8/21	11,415,000	11,361
Mileage Plus Holdings, 6.50%, 6/20/27 (9)	25,925,000	26,962

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Mirant, EC, 0.00%, 7/15/49 (1)(7)(9)	16,000,000	—
Netflix, 4.375%, 11/15/26	134,150,000	145,720
Netflix, 4.875%, 4/15/28	157,025,000	176,261
Netflix, 5.50%, 2/15/22	9,485,000	9,936
Netflix, 5.875%, 2/15/25	56,540,000	63,678
Netflix, 5.875%, 11/15/28	220,315,000	261,624
Netflix, 6.375%, 5/15/29	120,825,000	149,068
NiSource, VR, 5.65% (3)(5)(6)	44,495,000	43,828
PNC Financial Services Group, Series S, VR, 5.00% (5)(6)	40,660,000	42,845
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (9)	43,645,000	46,646
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (9)	57,030,000	62,519
Reynolds Group Issuer, 5.125%, 7/15/23 (9)	31,300,000	31,535
SBA Communications, 3.875%, 2/15/27 (9)	17,885,000	18,131
SBA Communications, 4.00%, 10/1/22	64,106,000	64,507
SBA Communications, 4.875%, 9/1/24	34,435,000	35,210
Sensata Technologies, 4.875%, 10/15/23 (9)	20,175,000	21,108
Sensata Technologies, 5.00%, 10/1/25 (9)	23,800,000	25,555
Sensata Technologies, 5.625%, 11/1/24 (9)	6,670,000	7,195
Sensata Technologies UK Financing, 6.25%, 2/15/26 (9)	9,113,000	9,489
Sirius XM Radio, 3.875%, 8/1/22 (9)	5,422,000	5,476
Six Flags Entertainment, 4.875%, 7/31/24 (9)	98,465,000	93,049
Six Flags Entertainment, 5.50%, 4/15/27 (9)	85,194,000	80,508
Six Flags Theme Parks, 7.00%, 7/1/25 (9)	41,887,000	44,505
Solera, 10.50%, 3/1/24 (9)	230,522,000	240,319
State Street, FRN, 3M USD LIBOR + 3.597%, 3.847% (5)	33,460,000	32,791
T-Mobile USA, 6.00%, 3/1/23	13,950,000	13,985
T-Mobile USA, 6.50%, 1/15/26	6,975,000	7,263
Teleflex, 4.625%, 11/15/27	21,957,000	23,000
Teleflex, 4.875%, 6/1/26	33,225,000	34,305
U.S. Airways PTT, Series 2010-1, Class A, 6.25%, 4/22/23	6,783,922	6,086
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	1,068,895	861

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. Airways PTT, Series 2012-2, Class B, 6.75%, 6/3/21	1,907,819	1,747
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	6,762,779	5,547
U.S. Airways PTT, Series 2013-1, Class B, 5.375%, 11/15/21	2,289,361	1,867
USI, 6.875%, 5/1/25 (9)	32,946,000	33,481
Welbilt, 9.50%, 2/15/24	27,746,000	28,440
Xylem, 4.875%, 10/1/21	3,095,000	3,230
Yum! Brands, 3.75%, 11/1/21	98,140,000	99,367
Yum! Brands, 3.875%, 11/1/20	60,185,000	60,185
Yum! Brands, 3.875%, 11/1/23	42,025,000	43,706
Yum! Brands, 4.75%, 1/15/30 (9)	11,060,000	11,945
Yum! Brands, 5.35%, 11/1/43	64,619,000	68,819
Yum! Brands, 6.875%, 11/15/37	27,015,000	32,283
Total Corporate Bonds (Cost $3,680,274)		3,849,026

BANK LOANS 10.6% (10)
Alliant Holdings Intermediate, FRN
3M USD LIBOR + 2.75%, 2.897%, 5/9/25 (11)	38,355,948	37,201
Alliant Holdings Intermediate, FRN
3M USD LIBOR + 3.25%, 3.401%, 5/9/25 (11)	31,520,202	30,916
AmWINS Group, FRN
3M USD LIBOR + 2.75%, 3.75%, 1/25/24 (11)	19,874,149	19,671
Applied Systems, FRN
3M USD LIBOR + 3.25%, 4.25%, 9/19/24 (11)	17,185,719	17,062
Azalea TopCo, FRN
1M USD LIBOR + 3.50%, 3.761%, 7/24/26	103,415,191	99,344
Camelot Finance, FRN
1M USD LIBOR + 3.00%, 10/31/26 (11)	62,725,000	62,385
Capri Acquisitions Bidco, FRN
3M USD LIBOR + 3.00%, 3.261%, 11/1/24	63,125,000	63,027
CCC Information Services, FRN
1M USD LIBOR + 3.00%, 4.00%, 4/29/24 (11)	374,797,190	371,596
CPI Holdco, FRN
1M USD LIBOR + 4.25%, 4.397%, 11/4/26	11,188,023	11,104
Delta 2, FRN
3M USD LIBOR + 2.50%, 3.50%, 2/1/24	167,659,747	162,281

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Dino Grandparent, FRN
1M USD LIBOR + 2.25%, 2.438%, 2/20/23 (7)	76,125,000	74,603

Filtration Group, FRN
3M USD LIBOR + 3.00%, 3.147%, 3/31/25	14,591,086	14,283

Four Seasons Hotels, FRN
3M USD LIBOR + 2.00%, 2.147%, 11/30/23	26,719,438	25,951

Gardner Denver, FRN
1M USD LIBOR + 2.75%, 2.897%, 3/1/27	10,748,063	10,585

HB Fuller, FRN
3M USD LIBOR + 2.00%, 2.156%, 10/20/24	13,272,877	13,079

HUB International, FRN
1M USD LIBOR + 3.00%, 3.264%, 4/25/25	575,032,801	555,016

HUB International, FRN
1M USD LIBOR + 4.00%, 5.00%, 4/25/25 (11)	249,497,493	248,327

Life Time, FRN
3M USD LIBOR + 2.75%, 3.75%, 6/10/22	78,726,416	71,313

Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.50%, 3.647%, 1/24/27	107,096,588	103,884

Mileage Plus Holdings, FRN
1M USD LIBOR + 5.25%, 6.25%, 6/21/27 (11)	142,067,295	144,278

PetVet Care Centers, FRN
3M USD LIBOR + 3.25%, 2/14/25 (11)	5,988,482	5,854

PetVet Care Centers, FRN
3M USD LIBOR + 2.75%, 2.897%, 2/14/25	4,915,380	4,748

Petvet Care Centers, FRN
1M USD LIBOR + 4.25%, 5.25%, 2/14/25	14,468,463	14,432

Prestige Brands, FRN
3M USD LIBOR + 2.00%, 2.147%, 1/26/24	1,371,764	1,359

Refinitiv U.S. Holdings, FRN
1M USD LIBOR + 3.25%, 3.397%, 10/1/25	942,732,107	932,466

Ryan Specialty Group, FRN
1M USD LIBOR + 3.25%, 4.00%, 9/1/27	22,925,000	22,682

SkyMiles IP, FRN
1M USD LIBOR + 3.75%, 9/16/27 (11)	79,025,000	79,547

Sunshine Luxembourg VII, FRN
1M USD LIBOR + 4.25%, 4.47%, 10/1/26	121,045,300	120,232

Ultimate Software Group, FRN
3M USD LIBOR + 3.75%, 3.897%, 5/4/26	13,924,350	13,789

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Ultimate Software Group, FRN
1M USD LIBOR + 4.00%, 4.75%, 5/4/26	509,060,000	507,217
Ultimate Software Group, FRN
1M USD LIBOR + 6.75%, 7.50%, 5/3/27	15,825,000	16,089
USI, FRN
1M USD LIBOR + 4.00%, 12/2/26 (11)	18,947,272	18,726
USI, FRN
3M USD LIBOR + 3.00%, 3.22%, 5/16/24	165,986,764	160,315
USI, FRN
1M USD LIBOR + 4.00%, 4.50%, 12/2/26	37,500,000	37,062
Versant Health Holdco, FRN
3M USD LIBOR + 3.00%, 4.00%, 12/2/24 (11)	8,019,385	7,989
Vertical U.S. Newco, FRN
1M USD LIBOR + 4.25%, 4.57%, 7/30/27 (11)	146,370,000	144,985
Welbilt, FRN
3M USD LIBOR + 2.50%, 2.647%, 10/23/25	15,800,000	14,343
Total Bank Loans (Cost $4,249,654)		4,237,741

ASSET-BACKED SECURITIES 0.3%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (9)	39,556,438	42,666
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (9)	34,647,900	36,657
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (9)	18,435,688	19,596
Wendy's Funding
Series 2018-1A, Class A2I
3.573%, 3/15/48 (9)	24,282,353	25,098
Total Asset-Backed Securities (Cost $116,030)		124,017

BOND MUTUAL FUNDS 0.2%
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 3.64% (3)(12)	8,926,281	84,621
Total Bond Mutual Funds (Cost $86,210)		84,621

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Cost and value in $000s)

	Shares/Par	$ Value
SHORT-TERM INVESTMENTS 8.7%
MONEY MARKET FUNDS 8.7%
T. Rowe Price Government Reserve Fund, 0.09% (3)(13)	3,504,216,219	3,504,216
Total Short-Term Investments (Cost $3,504,216)		3,504,216
Total Investments in Securities 101.6%
(Cost $32,913,174)		$40,792,292
Other Assets Less Liabilities (1.6)%		(637,644)
Net Assets 100.0%		$40,154,648

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at September 30, 2020.
(3)	Affiliated Companies
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Perpetual security with no stated maturity date.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(7)	Level 3 in fair value hierarchy.
(8)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $209,688 and represents 0.5% of net assets.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,947,700 and represents 4.9% of net assets.
(10)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(11)	All or a portion of this loan is unsettled as of September 30, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(12)	SEC 30-day yield
(13)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
FRN	Floating Rate Note
OTC	Over-the-counter
PTT	Pass-Through Trust
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.9)%
OTC Options Written (0.9)%
Counterparty	Description	Contracts	Notional Amount	$ Value
	Alphabet, Class C, Call, 1/15/21 @
Citigroup	$1,500.00	694	101,990	(6,749)
Goldman	Alphabet, Class C, Call, 1/15/21 @
Sachs	$1,740.00	199	29,245	(507)
Goldman	Alphabet, Class C, Call, 1/15/21 @
Sachs	$1,760.00	199	29,245	(448)
Goldman	Alphabet, Class C, Call, 1/15/21 @
Sachs	$1,780.00	199	29,245	(394)
Goldman	Alphabet, Class C, Call, 1/15/21 @
Sachs	$1,800.00	199	29,245	(346)
Goldman	Alphabet, Class C, Call, 1/21/22 @
Sachs	$1,760.00	448	65,838	(4,729)
Goldman	Alphabet, Class C, Call, 1/21/22 @
Sachs	$1,780.00	448	65,838	(4,502)
Goldman	Alphabet, Class C, Call, 1/21/22 @
Sachs	$1,800.00	448	65,838	(4,272)
	Amazon.com, Call, 1/21/22 @
Credit Suisse	$3,800.00	201	63,289	(6,707)
	Amazon.com, Call, 1/21/22 @
Credit Suisse	$3,900.00	201	63,289	(6,241)
	Amazon.com, Call, 1/21/22 @
Citigroup	$4,000.00	127	39,989	(3,618)
	Amazon.com, Call, 1/21/22 @
Credit Suisse	$4,000.00	201	63,289	(5,726)
	Amazon.com, Call, 1/21/22 @
Citigroup	$4,100.00	128	40,304	(3,373)
	Amazon.com, Call, 1/21/22 @
Citigroup	$4,200.00	128	40,304	(3,137)
	Amazon.com, Call, 1/21/22 @
Citigroup	$4,300.00	128	40,304	(2,889)
	American Electric Power, Call,
Citigroup	1/15/21@ $105.00	10,116	82,678	(76)
	American Electric Power, Call,
Citigroup	1/15/21@ $115.00	3,062	25,026	(15)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	Value
JPMorgan	American Electric Power, Call,
Chase	1/21/22 @ $90.00	6,085	49,733	(2,830)
JPMorgan	American Electric Power, Call,
Chase	1/21/22 @ $95.00	6,085	49,733	(1,962)
Susquehanna
Financial	Bank of America, Call, 1/21/22 @
Group	$30.00	39,989	96,333	(7,498)
Goldman	Becton Dickinson & Company, Call,
Sachs	1/15/21 @ $260.00	635	14,775	(324)
Goldman	Becton Dickinson & Company, Call,
Sachs	1/15/21 @ $270.00	635	14,775	(179)
Goldman	Becton Dickinson & Company, Call,
Sachs	1/15/21 @ $280.00	950	22,105	(207)
Goldman	Becton Dickinson & Company, Call,
Sachs	1/15/21 @ $300.00	4,572	106,381	(606)
Credit Suisse	CME Group, Call, 1/15/21 @ $170.00	1,428	23,892	(1,214)
Credit Suisse	CME Group, Call, 1/15/21 @ $175.00	1,428	23,892	(871)
Credit Suisse	CME Group, Call, 1/15/21 @ $180.00	1,428	23,892	(628)
Credit Suisse	CME Group, Call, 1/15/21 @ $185.00	1,428	23,892	(475)
JPMorgan	Facebook, Class A, Call, 1/15/21 @
Chase	$195.00	1,270	33,261	(8,957)
JPMorgan	Facebook, Class A, Call, 1/15/21 @
Chase	$200.00	1,270	33,261	(8,398)
JPMorgan	Facebook, Class A, Call, 1/15/21 @
Chase	$265.00	1,760	46,094	(3,951)
JPMorgan	Facebook, Class A, Call, 1/15/21 @
Chase	$270.00	1,760	46,094	(3,573)
JPMorgan	Facebook, Class A, Call, 1/15/21 @
Chase	$275.00	1,760	46,094	(3,203)
JPMorgan	Facebook, Class A, Call, 1/21/22 @
Chase	$400.00	4,778	125,136	(5,184)
JPMorgan	General Electric, Call, 1/15/21 @
Chase	$8.00	100,658	62,710	(2,164)
JPMorgan	General Electric, Call, 1/15/21 @
Chase	$9.00	68,948	42,955	(793)
JPMorgan	General Electric, Call, 1/15/21 @
Chase	$15.00	178,219	111,030	(356)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	Value
Goldman	Global Payments, Call, 12/18/20 @
Sachs	$185.00	950	16,870	(926)
Goldman	Global Payments, Call, 12/18/20 @
Sachs	$195.00	950	16,870	(656)
	Hilton Worldwide Holdings, Call,
Credit Suisse	1/15/21 @ $87.50	323	2,756	(223)
	Hilton Worldwide Holdings, Call,
Credit Suisse	1/15/21 @ $90.00	323	2,756	(195)
	Hilton Worldwide Holdings, Call,
Citigroup	1/15/21 @ $125.00	911	7,773	(34)
	Hilton Worldwide Holdings, Call,
Citigroup	1/15/21 @ $130.00	911	7,773	(30)
Credit Suisse	Humana, Call, 1/15/21 @ $370.00	636	26,323	(3,803)
Credit Suisse	Humana, Call, 1/15/21 @ $380.00	636	26,323	(3,256)
Credit Suisse	Humana, Call, 1/15/21 @ $420.00	475	19,660	(1,302)
Credit Suisse	Humana, Call, 1/15/21 @ $430.00	475	19,660	(1,100)
JPMorgan	Ingersoll Rand, Call, 12/18/20 @
Chase	$35.00	9,505	33,838	(2,638)
JPMorgan	Intercontinental Exchange , Call,
Chase	1/15/21 @ $100.00	1,901	19,019	(1,093)
JPMorgan	Intercontinental Exchange , Call,
Chase	1/15/21 @ $105.00	1,901	19,019	(665)
	Keurig Dr Pepper, Call, 10/16/20 @
Citigroup	$29.00	6,333	17,479	(63)
	Keurig Dr Pepper, Call, 10/16/20 @
Citigroup	$30.00	6,342	17,504	(16)
	Keurig Dr Pepper, Call, 10/16/20 @
Citigroup	$31.00	6,342	17,504	(16)
Citigroup	Microsoft, Call, 1/15/21 @ $165.00	3,715	78,138	(17,767)
Credit Suisse	Microsoft, Call, 1/15/21 @ $165.00	12,402	260,851	(59,313)
Citigroup	Microsoft, Call, 1/15/21 @ $170.00	3,715	78,138	(16,151)
JPMorgan
Chase	Microsoft, Call, 1/15/21 @ $170.00	14,369	302,223	(62,469)
Citigroup	Microsoft, Call, 1/21/22 @ $280.00	6,220	130,825	(6,795)
	NextEra Energy, Call, 1/15/21 @
Credit Suisse	$310.00	704	19,540	(429)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	Value
	NextEra Energy, Call, 1/15/21 @
Credit Suisse	$320.00	704	19,540	(317)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$115.00	792	9,885	(1,297)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$125.00	792	9,885	(883)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$135.00	2,199	27,446	(1,534)
	NXP Semiconductors, Call, 1/15/21 @
Credit Suisse	$140.00	7,860	98,101	(4,127)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$140.00	2,199	27,446	(1,154)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$145.00	2,199	27,446	(1,050)
JPMorgan	PerkinElmer, Call, 12/18/20 @
Chase	$110.00	1,268	15,915	(2,320)
JPMorgan	PerkinElmer, Call, 12/18/20 @
Chase	$115.00	1,268	15,915	(1,788)
Goldman	Roper Technologies, Call, 11/20/20 @
Sachs	$370.00	634	25,050	(2,368)
Goldman	Roper Technologies, Call, 11/20/20 @
Sachs	$390.00	634	25,050	(1,541)
Goldman	Roper Technologies, Call, 11/20/20 @
Sachs	$420.00	634	25,050	(663)
Goldman	Roper Technologies, Call, 11/20/20 @
Sachs	$440.00	634	25,050	(290)
Royal Bank of	Thermo Fisher Scientific, Call,
Canada	1/15/21 @ $370.00	589	26,006	(4,697)
Royal Bank of	Thermo Fisher Scientific, Call,
Canada	1/15/21 @ $390.00	589	26,006	(3,725)
JPMorgan	UnitedHealth Group, Call, 1/15/21 @
Chase	$320.00	3,921	122,245	(7,234)
JPMorgan	UnitedHealth Group, Call, 1/15/21 @
Chase	$330.00	634	19,766	(911)
Goldman
Sachs	Visa, Class A, Call, 1/15/21 @ $185.00	635	12,698	(1,405)
Goldman
Sachs	Visa, Class A, Call, 1/15/21 @ $195.00	635	12,698	(994)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	Value
Goldman
Sachs	Visa, Class A, Call, 1/15/21 @ $200.00	1,267	25,336	(1,625)
Goldman
Sachs	Visa, Class A, Call, 1/15/21 @ $210.00	4,465	89,287	(3,650)
Goldman
Sachs	Visa, Class A, Call, 1/15/21 @ $215.00	980	19,597	(635)
Goldman
Sachs	Visa, Class A, Call, 1/15/21 @ $220.00	1,614	32,275	(807)
Credit Suisse	Visa, Class A, Call, 1/15/21 @ $230.00	4,093	81,848	(1,207)
Goldman
Sachs	Visa, Class A, Call, 1/15/21 @ $230.00	1,410	28,196	(416)
Credit Suisse	Visa, Class A, Call, 1/15/21 @ $235.00	4,093	81,848	(878)
Credit Suisse	Visa, Class A, Call, 1/15/21 @ $240.00	4,093	81,848	(677)
Goldman
Sachs	Visa, Class A, Call, 1/15/21 @ $240.00	1,410	28,196	(233)
Goldman
Sachs	Visa, Class A, Call, 1/21/22 @ $225.00	2,597	51,932	(4,129)
Goldman
Sachs	Visa, Class A, Call, 1/21/22 @ $230.00	2,597	51,932	(3,681)
Goldman
Sachs	Visa, Class A, Call, 1/21/22 @ $250.00	1,267	25,336	(1,055)
Goldman
Sachs	Visa, Class A, Call, 1/21/22 @ $260.00	1,267	25,336	(912)
Goldman
Sachs	Visa, Class A, Call, 1/21/22 @ $270.00	1,267	25,336	(710)
Bank of
America	Yum! Brands, Call, 1/15/21 @ $95.00	1,900	17,347	(741)
Bank of
America	Yum! Brands, Call, 1/15/21 @ $100.00	1,900	17,347	(437)
Citigroup	Yum! Brands, Call, 1/15/21 @ $100.00	3,169	28,933	(729)
Citigroup	Yum! Brands, Call, 1/15/21 @ $105.00	3,169	28,933	(388)
Total OTC Options Written (Premiums $(247,188))				$(347,250)
Total Options Written (Premiums $(247,188))				$(347,250)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Alabama Power, Series A	$544	$(198)	$636
CMS Energy, 3/1/79, Preferred
Stock	—	(2,020)	5,563
CMS Energy, 10/15/78,
Preferred Stock	—	(1,292)	4,186
DTE Energy, Preferred Stock	366	(527)	2,480
Duke Energy, Preferred Stock	1,160	119	2,503
Envista Holdings	—	(12,375)	—
NiSource, Common Stock	—	(106,072)	11,991
NiSource, 5.65%, Corporate
Bond	—	(1,779)	1,896
NiSource, Preferred Stock	—	(739)	3,108
PerkinElmer	304,726	(197,998)	1,909
SCE Trust IV, Series J	(3)	(5,334)	2,470
U.S. Bancorp, 5.30%, Corporate
Bond	460	(2,166)	451
U.S. Bancorp, Series F,
Preferred Stock	709	(1,220)	292
U.S. Bancorp, Series K,
Preferred Stock	2,048	(2,673)	734
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class	—	(3,506)	2,715
T. Rowe Price Government
Reserve Fund	—	—	23,580
Affiliates not held at period end	4,520	(9,300)	1,297
Totals	$314,530#	$(347,080)	$65,811+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
Alabama Power, Series A	$21,122	—	7,626 $	*
CMS Energy, 10/15/78,
Preferred Stock	101,726	—	—	100,434
CMS Energy, 3/1/79,
Preferred Stock	137,916	—	—	135,896
DTE Energy, 3.70%,
Corporate Bond	16,547	—	15,877	—
DTE Energy, Preferred Stock	67,686	—	6,766	60,393
Duke Energy, Preferred Stock	68,166	—	11,392	56,893
Envista Holdings	236,013	71,891	—	295,529
NiSource, Common Stock	441,261	144,021	—	479,210
NiSource, 3.49%, Corporate
Bond	74,763	—	70,623	—
NiSource, 4.375%, Corporate
Bond	43,331	—	38,841	—
NiSource, 5.65%, Corporate
Bond	45,607	—	—	43,828
NiSource, Preferred Stock	71,094	—	—	70,355
PerkinElmer	1,202,183	92,005	682,279	*
SCE Trust IV, Series J	60,456	—	403	54,719
U.S. Bancorp, 5.30%,
Corporate Bond	24,671	—	22,505	—
U.S. Bancorp, Series F,
Preferred Stock	12,865	—	11,645	—
U.S. Bancorp, Series K,
Preferred Stock	32,904	—	27,112	*
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class	85,422	2,705	—	84,621
T. Rowe Price Government
Reserve Fund	4,758,476	¤	¤	3,504,216
Total				$4,886,094^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $62,167 of dividend income and $3,644 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $4,865,953.
*	On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE CAPITAL APPRECIATION FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE CAPITAL APPRECIATION FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$27,594,042 $	— $	— $	27,594,042
Preferred Stocks		498,906	—	—	498,906
Convertible Preferred Stocks		—	670,228	209,688	879,916
Fixed Income Securities[1]		—	3,992,850	—	3,992,850
Bank Loans		—	4,163,138	74,603	4,237,741
Bond Mutual Funds		84,621	—	—	84,621
Short-Term Investments		3,504,216	—	—	3,504,216
Total		$31,681,785 $	8,826,216 $	284,291 $	40,792,292
Liabilities

Options Written	$	— $	347,250 $	— $	—

[1] Includes Convertible Bonds, Corporate Bonds, Asset-Backed Securities.